Financial Instruments and risk management - Accounting classification and fair value hierarchy of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 15,794,457	R$ 19,197,490
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Liabilities	(2,561,727)	(1,376,850)
Accounts payable | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(2,561,727)	(1,376,850)
Accounts payable – Supplier finance
Disclosure of detailed information about financial instruments [line items]
Liabilities	(157,801)	(249,727)
Accounts payable – Supplier finance | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(157,801)	(249,727)
Reimbursement to customers
Disclosure of detailed information about financial instruments [line items]
Liabilities	(221,342)	(4,032)
Reimbursement to customers | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(221,342)	(4,032)
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Liabilities	(5,894,515)	(3,518,156)
Loans and financing | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(5,414,689)	(3,504,754)
Loans and financing – Conversion´s right | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(1,465,999)	0
Loans and financing – Conversion´s right | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(1,465,999)	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Liabilities	(12,520,812)	(12,106,621)
Lease liabilities | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(12,520,812)	(12,106,621)
Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(421,034)	(310,190)
Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(421,034)	(310,190)
Cash and cash equivalents | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	3,064,815	1,647,880
Cash and cash equivalents | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	3,064,815	1,647,880
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Assets	875,382	1,165,866
Accounts receivable | Fair value
Disclosure of detailed information about financial instruments [line items]
Assets	875,382	1,165,866
Aircraft sublease receivables
Disclosure of detailed information about financial instruments [line items]
Assets	312,937	279,504
Aircraft sublease receivables | Fair value
Disclosure of detailed information about financial instruments [line items]
Assets	312,937	279,504
Short-term investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	946,281	1,459,708
Short-term investments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	946,281	1,459,708
Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	428,309	825,924
Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 428,309	R$ 825,924